Share Capital Disclosure: Schedule of Warrant Details (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Tables/Schedules
Schedule of Warrant Details

Number of warrants exercisable	Grant date	Exercise price
2,000,000	March 3, 2016	$0.75 expiring on March 3, 2021
9,094,605	October 12, 2016	$1.50 expiring on October 12, 2021
240,000	February 7, 2018	$1.50 expiring on February 7, 2021
3,950,000	June 24, 2019	$0.20 expiring on June 24, 2021
100,000	July 22, 2019	$0.20 expiring on July 22, 2021
1,000,000	January 29, 2020	$0.50 expiring on March 12, 2023
1,000,000	January 29, 2020	$1.00 expiring on March 12, 2023
988,000	July 30, 2020	$0.35 during the period from July 30, 2020 to January 30, 2021 $0.50 during the period from January 30, 2021 to July 30, 2022
18,372,605

Number of warrants exercisable	Grant date	Exercise price
2,000,000	March 3, 2016	$0.75 during the period from March 3, 2020 to March 3, 2021
9,094,605	October 12, 2016	$1.25 during the period from October 12, 2019 to October 12, 2020 $1.50 during the period from October 12, 2020 to October 12, 2021
1,480,000	October 12, 2017	$1.50 during the period from October 12, 2019 to October 12, 2020
240,000	February 7, 2018	$1.50 expiring on February 7, 2021
3,950,000	June 24, 2019	$0.20 expiring on June 24, 2021
100,000	July 22, 2019	$0.20 expiring on July 22, 2021
1,000,000	January 29, 2020	$0.50 expiring on March 12, 2023
1,000,000	January 29, 2020	$1.00 expiring on March 12, 2023
18,864,605